Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Securities

The amortized cost and fair values of securities are as follows (in thousands):

Securities Available for Sale:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
December 31, 2016:
Federal Home Loan Bank obligations	$3,000	2	—	$3,002
U.S. Government enterprise and agency obligations	15,347	5	(99)	15,253
Agency Mortgage-backed securities	92,983	12	(1,582)	91,413

Total	$111,330	19	(1,681)	$109,668

December 31, 2015:
Federal Home Loan Bank obligations	$15,074	6	(6)	$15,074
U.S. Government enterprise and agency obligations	14,037	7	(37)	14,007
Agency Mortgage-backed securities	37,007	—	(144)	36,863

Total	$66,118	13	(187)	$65,944

Scheduled Maturities of Securities

Securities not due at a single maturity date, primarily mortgage backed securities, are shown separately.

	Securities Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$13,006	$13,010
Due from one year to five years	5,341	5,245
Agency Mortgage-backed securities	92,983	91,413

	$111,330	$109,668

Summary of Securities Available for Sale Sold	Securities available for sale sold are summarized as follows (in thousands):

	Year ended December 31,
	2016	2015
Proceeds received from sale	$36,350	$60,369

Gross Gains on sale	$208	$195

Schedule of Securities Unrealized Loss Position

Securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows (in thousands):

	Less Than Twelve Months		More than Twelve Months
	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value
Securities Available for sale:
At December 31, 2016:
U.S Government enterprise and agency obligations	$(99)	$9,387	$—	$—
Agency Mortgage-backed securities	(1,582)	77,800	—	—

Totals	$(1,681)	$87,187	$—	$—

At December 31, 2015:
Federal Home Loan Bank obligations	$(6)	$6,018	$—	$—
U.S Government enterprise and agency obligations	(37)	12,000	—	—
Agency Mortgage-backed securities	(144)	36,863	—	—

Totals	$(187)	$54,881	$—	$—